EMPLOYEE BENEFITS (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2013	Dec. 31, 2012
Penalty on daily rate basis as a percentage of outstanding contribution	0.05%
Accrued employee benefits	¥ 597,153,025	¥ 595,295,007	¥ 25,807,949	¥ 12,063,712